Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful Life (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Office Equipment [Member] | Minimum [Member]
Property Plant and Equipment	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property Plant and Equipment	7 years	7 years
Leasehold Improvements [Member]
Property Plant and Equipment	5 years	5 years
Manufacturing Tooling [Member] | Minimum [Member]
Property Plant and Equipment	3 years	3 years
Manufacturing Tooling [Member] | Maximum [Member]
Property Plant and Equipment	7 years	7 years
Demo Equipment [Member]
Property Plant and Equipment	3 years	3 years